Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Compensation [Abstract]
Share-based compensation recognized in costs and expenses
	For the Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Cost of revenues	16,295	6,335	(4,367)	(629)
Sales and marketing expenses	10,200	3,043	(2,842)	(409)
General and administrative expenses	20,927	21,836	11,025	1,588
Technology and product development expenses	5,759	3,140	(1,926)	(277)
Total	53,181	34,354	1,890	273

Summary of share option activities
			Weighted Average
	Number of	Weighted Average	Remaining	Aggregate
	Options	Exercise Price	Contractual Life	Intrinsic Value
		US$	Years	US$ in Million
Outstanding as of January 1, 2014	39,770,121	0.44	8.1	30.2
Granted	21,052,758	1.30
Forfeited and expired	(4,013,850)	0.91
Exercised	(6,542,022)	0.23		7.1
Outstanding as of December 31, 2014	50,267,007	0.79	8.2	17.6
Granted	8,020,000	0.92
Forfeited and expired	(8,379,197)	1.03
Exercised	(3,790,280)	0.36		1.5
Outstanding as of December 31, 2015	46,117,530	0.81	7.5	7.6
Granted	9,991,964	0.47
Forfeited and expired	(10,005,413)	0.94
Exercised	(1,658,946)	0.22		0.4
Outstanding as of December 31, 2016	44,445,135	0.43	7.1	1.8
Exercisable as of December 31, 2016	12,802,895	0.29	4.4	1.8
Vested and expected to vest as of December 31, 2016	30,349,765	0.40	6.5	1.8

Share options valuation assumption
For the Years Ended December 31,
	2014	2015	2016
Expected volatility rate	56.1%-57.5%	54.23%-54.32%	50.67%-55.65%
Expected dividend yield	—	—	—
Expected term (years)	5.81-6.16	5.91-6.16	3.91-6.16
Risk-free interest rate (per annum)	1.43%-1.88%	1.90%-1.98%	1.30%-1.55%

Summary of restricted share units activities
		Weighted-Average
Restricted Share Units	Number of Units	Grant-Date Fair Value
		US$
Unvested as of January 1, 2014	425,579	1.07
Granted	—	—
Vested	(386,763)	1.07
Forfeited	(6,316)	1.07
Unvested as of December 31, 2014	32,500	1.07
Granted	—	—
Vested	(32,500)	1.07
Forfeited	—	—
Unvested as of December 31, 2015	—	—

Summary of restricted share activities
		Weighted-Average
Restricted Shares	Number of Shares	Grant-Date Fair Value
		US$
Unvested as of January 1, 2014	845,000	1.07
Granted	—	—
Vested	(676,250)	1.07
Forfeited	(168,750)	1.07
Unvested as of December 31, 2014	—	—